Statement of Cash Flows - Summary of Significant Non-cash Activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transfer from construction-in-progress to other assets
Non Cash Transactions [Line Items]
Non-cash transactions	₩ 15,059,467	₩ 10,090,726	₩ 13,723,972
Recognition of asset retirement cost and related provision for decommissioning costs
Non Cash Transactions [Line Items]
Non-cash transactions	1,821,415	(292,120)	3,497,866
Transfer from provision for disposal of spent nuclear fuel to accrued expenses
Non Cash Transactions [Line Items]
Non-cash transactions	463,388	379,011	417,687
Transfer from long-term borrowings to current portion of long-term borrowings
Non Cash Transactions [Line Items]
Non-cash transactions	8,417,793	5,779,487	3,637,428
Transfer from debt securities to current portion of debt securities
Non Cash Transactions [Line Items]
Non-cash transactions	26,901,367	24,674,525	10,201,149
Transfer from inventory to stored nuclear fuel
Non Cash Transactions [Line Items]
Non-cash transactions	1,002,036	827,279	738,720
Transfer of right-of-use assets due to change in accounting policy and others
Non Cash Transactions [Line Items]
Non-cash transactions	₩ 132,495	₩ 261,862	₩ 197,016